Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,129,008	$ 161,446	¥ 822,832	¥ 568,865
Cost of revenues:
Total Cost of revenues	(1,091,759)	(156,119)	(788,388)	(537,609)
Gross profit	37,249	5,327	34,444	31,256
Operating expenses
Selling and marketing expenses	(83,454)	(11,934)	(14,075)	(16,789)
General and administrative expenses	(73,513)	(10,513)	(12,279)	(15,428)
Research and development expenses	(56,290)	(8,049)	(4,464)	(5,478)
Total operating expenses	(213,257)	(30,496)	(30,818)	(37,695)
Operating profit (loss)	(176,008)	(25,169)	3,626	(6,439)
Other income, net
Financial expenses, net	(1,294)	(185)	(764)	(408)
Other income, net	4,540	649	1,942	2,843
Total other income, net	3,246	464	1,178	2,435
Loss before income tax expense	(172,762)	(24,705)	4,804	(4,004)
Income tax expenses	(510)	(73)	972	(2,368)
Net (loss) income	(173,272)	(24,778)	5,776	(6,372)
Less: net (loss) income attributable to non-controlling interests	201	29	234	(163)
Net (loss) income attributable to the Company’s ordinary shareholders	(173,473)	(24,807)	5,542	(6,209)
Total comprehensive (loss) income	(173,272)	(24,778)	5,776	(6,372)
Less: total comprehensive (loss) income attributable to non-controlling interests	201	29	234	(163)
Comprehensive (loss) income attributable to the Company	¥ (173,473)	$ (24,807)	¥ 5,542	¥ (6,209)
Net (loss) income per share - Basic | (per share)	¥ (1.13)	$ (0.16)	¥ 0.04	¥ (0.04)
Net (loss) income per share - Diluted | (per share)	¥ (1.13)	$ (0.16)	¥ 0.04	¥ (0.04)
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	154,145,534	154,145,534	148,090,150	143,590,637
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	154,145,534	154,145,534	148,090,150	143,590,637
Services-Third Parties
Revenues:
Total revenues	¥ 863,554	$ 123,487	¥ 550,435	¥ 441,320
Cost of revenues:
Total Cost of revenues	(805,856)	(115,236)	(510,958)	(388,863)
Sales of Products-Third Parties
Revenues:
Total revenues	264,921	37,883	272,397	127,545
Services-Related Parties
Revenues:
Total revenues	533	76
Cost of revenues:
Total Cost of revenues	(26,338)	(3,766)	(8,757)	(26,604)
Sales of Goods-Related Parties
Cost of revenues:
Total Cost of revenues	(34)	(5)		(2,776)
Sales of Goods-Third Parties
Cost of revenues:
Total Cost of revenues	¥ (259,531)	$ (37,112)	¥ (268,673)	¥ (119,366)